Key Management Compensation	12 Months Ended
Dec. 31, 2018
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Key Management Compensation

15 – Key Management Compensation

The remuneration of directors and those persons having authority and responsibility for planning, directing and controlling activities of the Company are as follows:

In $000s	Year Ended December 31, 2018	Year Ended December 31, 2017
Employee salaries and benefits	$1,818	$2,340
Share based payments	2,695	2,594

Total key management compensation expense	$4,513	$4,934